USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA Tax Exempt Money Market Fund

USAA Target Managed Allocation Fund

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

USAA Global Equity Income Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO EACH FUND'S PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018,

AS SUPPLEMENTED OCTOBER 1, 2018

USAA Aggressive Growth Fund

USAA Growth & Income Fund

USAA Income Stock Fund

USAA Science & Technology Fund

USAA Short-Term Bond Fund

USAA Money Market Fund

USAA High Income Fund

USAA Capital Growth Fund

USAA Value Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO EACH FUND'S PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 1, 2017,

AS SUPPLEMENTED OCTOBER 1, 2018

USAA S&P 500 Index Fund Reward USAA Nasdaq-100 Index Fund USAA Extended Market Index Fund USAA Ultra Short-Term Bond Fund SUPPLEMENT DATED NOVEMBER 7, 2018, TO EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018,

AS SUPPLEMENTED OCTOBER 1, 2018

USAA Cornerstone Conservative Fund

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Equity Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO EACH FUND'S PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

USAA Growth Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 1, 2017, AS SUPPLEMENTED JANUARY 26, 2018, AND OCTOBER 1, 2018

USAA Growth and Tax Strategy Fund SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

USAA Income Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 1, 2017, AS SUPPLEMENTED MARCH 8, 2018, AND OCTOBER 1, 2018

USAA Intermediate-Term Bond Fund SUPPLEMENT DATED NOVEMBER 7, 201,8

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 1, 2017, AS SUPPLEMENTED MARCH 23, 2018 AND OCTOBER 1, 2018

USAA International Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

USAA Managed Allocation Fund SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

USAA Precious Metals and Minerals Fund SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

USAA Target Retirement Income Fund USAA Target Retirement 2020 Fund USAA Target Retirement 2030 Fund USAA Target Retirement 2040 Fund USAA Target Retirement 2050 Fund USAA Target Retirement 2060 Fund USAA Global Managed Volatility Fund SUPPLEMENT DATED NOVEMBER 7, 2018, TO EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018, AS SUPPLEMENTED JUNE 7, 2018, AND OCTOBER 1, 2018

USAA Emerging Markets Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

USAA Government Securities Fund SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

USAA Small Cap Stock Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 1, 2017, AS SUPPLEMENTED MARCH 29, 2018 AND OCTOBER 1, 2018

USAA Treasury Money Market Trust SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

USAA World Growth Fund

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2018

This Supplement updates certain information contained in the above-dated prospectuses for the USAA mutual funds (the "Funds"). Please review this important information carefully.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, and USAA Transfer Agency Company d.b.a. USAA Shareholder Account Services ("SAS"), the transfer agent to the Funds, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

No shareholder action is necessary at this time. More detailed information about the proposals to be voted on at the special shareholder meeting will be provided in a forthcoming proxy statement. When you receive your proxy statement, please review it carefully and cast your vote. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

You should retain this Supplement for future reference.

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